Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Statement [Line Items]
Other Deposits and Receivables	₨ 2,136,850		₨ 846,508
Other non-current assets	2,136,850	$ 28,188	846,508
Noncurrent Financial Assets [Member]
Statement [Line Items]
Other non-current assets	₨ 447,940		₨ 375,802